Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Teekay LNG Partners L.P.
Entity Central Index Key	0001308106
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer

Unaudited Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Unaudited Consolidated Statements of Income (Loss) [Abstract]
VOYAGE REVENUES (note 9a)	$ 96,354	$ 92,247	$ 195,570	$ 185,466
OPERATING EXPENSES
Voyage expenses	242	685	585	1,055
Vessel operating expenses	20,104	23,388	40,635	44,195
Depreciation and amortization	24,673	22,171	49,306	44,520
General and administrative	6,506	6,535	13,622	12,861
Total operating expenses	51,525	52,779	104,148	102,631
Income from vessel operations	44,829	39,468	91,422	82,835
OTHER ITEMS
Interest expense (note 7)	(13,734)	(12,136)	(26,532)	(23,890)
Interest income	949	1,698	1,881	3,276
Realized and unrealized loss on derivative instruments (note 10)	(18,145)	(27,329)	(34,048)	(16,560)
Foreign currency exchange gain (loss) (notes 7 and 10)	13,927	(8,859)	4,259	(29,892)
Equity income	11,086	3,447	28,134	11,504
Other income (expense)	480	141	694	(270)
Total other items	(5,437)	(43,038)	(25,612)	(55,832)
Net income (loss) before income tax (expense) recovery	39,392	(3,570)	65,810	27,003
Income tax (expense) recovery (note 8)	(132)	(119)	129	(955)
Net income (Loss)	39,260	(3,689)	65,939	26,048
Non-controlling interest in net income (loss)	1,572	(561)	3,520	4,196
General Partner's interest in net income (loss)	5,293	2,303	10,325	5,167
Limited partner's interest in net income (loss)	$ 32,395	$ (5,431)	$ 52,094	$ 16,685
Limited partners interest in net income (loss) per unit
Common and total unit (basic and diluted)	$ 0.5	$ (0.09)	$ 0.8	$ 0.29
Weighted-average number of common and total units outstanding (basic and diluted)
Weighted-average number of common and total units outstanding (basic and diluted)	64,857,900	59,152,816	64,857,900	57,140,637
Cash distributions declared per unit	$ 0.675	$ 0.63	$ 1.305	$ 1.26

Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 114,916	$ 93,627
Accounts receivable, including non-trade of $10,091 (2011 - $10,011) (note 10)	10,216	13,921
Prepaid expenses	5,567	4,916
Current portion of derivative assets (note 10)	16,401	15,608
Current portion of net investments in direct financing leases (note 5)	6,377	6,074
Advances to affiliates (note 9b)	24,362	11,922
Total current assets	177,839	146,068
Restricted cash-long-term (note 5)	526,705	495,634
Vessels and equipment
At cost, less accumulated depreciation of $321,417 (2011 - $291,689)	1,311,719	1,339,571
Vessels under capital leases, at cost, less accumulated depreciation of $178,934 (2011 - $163,926)	668,651	681,554
Total vessels and equipment	1,980,370	2,021,125
Investment in and advances to equity accounted joint ventures (notes 9d, 9e and 13)	374,320	191,448
Net investments in direct financing leases (note 5)	400,172	403,467
Advances to joint venture partner (note 6)	13,931	10,200
Other assets	25,456	24,560
Derivative assets (note 10)	146,071	139,651
Intangible assets - net	109,851	114,416
Goodwill - liquefied gas segment	35,631	35,631
Total assets	3,790,346	3,582,200
Current
Accounts payable (includes nil and $556 for 2012 and 2011, respectively, owing to related parties) (note 9b)	1,853	3,302
Accrued liabilities (includes nil and $3,550 for 2012 and 2011, respectively, owing to related parties) (notes 9b and 10)	36,172	46,740
Unearned revenue	15,106	9,988
Current portion of long-term debt (note 7)	85,138	84,722
Current obligations under capital lease (note 5)	170,610	47,203
Current portion of derivative liabilities (note 10)	46,659	43,973
Advances from affiliates (note 9b)	27,288	17,400
Total current liabilities	382,826	253,328
Long-term debt (note 7)	1,448,514	1,230,509
Long-term obligations under capital lease (note 5)	471,736	599,844
Long-term unearned revenue	38,908	40,003
Other long-term liabilities (notes 5 and 13)	67,323	69,562
Derivative liabilities (note 10)	279,688	249,245
Total liabilities	2,688,995	2,442,491
Commitments and contingencies (notes 5, 7, 10, 11 and 13)
Equity
Non-controlling interest	29,712	26,242
Partners' equity	1,071,639	1,113,467
Total equity	1,101,351	1,139,709
Total liabilities and total equity	3,790,346	3,582,200
Consolidation of variable interest entities (note 11)

Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unaudited Consolidated Balance Sheets [Abstract]
Non trade accounts receivable	$ 10,091	$ 10,011
Accumulated depreciation on vessel and equipment	321,417	291,689
Accumulated amortization on vessels under capital leases	178,934	163,926
Accounts payable owing to related parties		556
Accrued liabilities owing to related related parties		$ 3,550

Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 65,939	$ 26,048
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 10)	15,647	(3,776)
Depreciation and amortization	49,306	44,520
Unrealized foreign currency exchange loss	(4,670)	29,730
Equity based compensation	22	165
Equity income	(28,134)	(11,504)
Amortization of deferred debt issuance costs and other	243	1,512
Change in operating assets and liabilities	(6,733)	17,023
Accrued interest	124	186
Expenditures for dry docking	(2,972)	(7,185)
Net operating cash flow	88,772	96,719
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	395,352	100,640
Debt issuance costs	(1,808)
Scheduled repayments of long-term debt	(42,200)	(38,129)
Prepayments of long-term debt	(119,274)	(173,000)
Scheduled repayments of capital lease obligations and other long-term liabilities	(5,040)	(4,983)
Proceeds from follow-on offering net of offering costs		161,682
Advances to and from affiliates	(3,600)	1,443
Increase in restricted cash	(30,511)	(3,227)
Cash distributions paid	(93,636)	(78,238)
Purchase of Skaugen Multigas Subsidiary		(55,313)
Repayment of joint venture partners' advances		(59)
Other	(50)	(128)
Net financing cash flow	99,233	(89,312)
INVESTING ACTIVITIES
Purchase of equity investment in MALT LNG Carriers (note 13)	(150,999)
Purchase of equity investment in the fourth Angola LNG Carrier (note 9d)	(19,068)
Receipts from direct financing leases	2,992	2,867
Expenditures for vessels and equipment	(1,010)	(16,821)
Repayments from joint venture	830
Other	539
Net investing cash flow	(166,716)	(13,954)
Increase (decrease) in cash and cash equivalents	21,289	(6,547)
Cash and cash equivalents, beginning of the period	93,627	81,055
Cash and cash equivalents, end of the period	$ 114,916	$ 74,508

Unaudited Consolidated Statements of Changes In Total Equity (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Partners' Equity Common Units	TOTAL EQUITY Partners' Equity Common USD ($)	TOTAL EQUITY Partners' Equity General Partner USD ($)	TOTAL EQUITY Non- controlling Interest USD ($)
Beginning balance at Dec. 31, 2011	$ 1,139,709		$ 1,070,066	$ 43,401	$ 26,242
Beginning balance, units at Dec. 31, 2011		64,858
Net income and comprehensive income	65,939		52,094	10,325	3,520
Cash distributions	(93,686)		(84,641)	(8,995)	(50)
Re-investment tax credit (note 8)	5,305		5,200	105
Equity based compensation	22		21	1
Acquisition of investment in the fourth Angola LNG Carrier (note 9d)	(15,938)		(15,143)	(795)
Ending balance at Jun. 30, 2012	$ 1,101,351		$ 1,027,597	$ 44,042	$ 29,712
Ending balance, units at Jun. 30, 2012		64,858

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
1.	Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and variable interest entities for which Teekay LNG Partners L.P. or its subsidiaries are the primary beneficiaries (see Note 11) (collectively, the Partnership). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2011, which are included in the Partnership’s Annual Report on Form 20-F. In the opinion of management of Teekay GP L.L.C., the general partner of Teekay LNG Partners L.P. (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

Adoption of New Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
Adoption of New Accounting Policies [Abstract]
Adoption of New Accounting Pronouncements
2.	Adoption of New Accounting Pronouncements

In January 2012, the Partnership adopted an amendment to Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in Note 3 – Financial Instruments.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		June 30, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1	641,621	641,621	589,261	589,261
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	166,527	166,527	159,603	159,603
Interest rate swap agreements – liabilities	Level 2	(326,229)	(326,229)	(304,066)	(304,066)
Cross currency swap agreement	Level 2	(10,220)	(10,220)	—	—
Other derivative	Level 3	(300)	(300)	(600)	(600)
Other:
Advances to joint venture partner (note 6)	(1)	13,931	(1)	10,200	(1)
Long-term debt (note 7)	Level 2	(1,533,652)	(1,397,849)	(1,315,231)	(1,191,117)

(1)	The fair value of the Partnership’s advances to its joint venture partner as at June 30, 2012 and December 31, 2011 was not determinable given the repayment terms described in Note 6 – Advances to Joint Venture Partner.

Changes in fair value during the six months ended June 30, 2012 and 2011 for the Partnership’s other derivative liability, the Toledo Spirit time-charter derivative, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2012	2011
	$	$
Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	262	347
Settlements	38	53

Fair value at end of period	(300)	(9,600)

The estimated fair value of the Partnership’s other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of the Partnership’s other derivative as of June 30, 2012 is based upon an average daily tanker rate of $29,564 (December 31, 2011 – $29,498) over the remaining duration of the contract and a discount rate of 8.91% (December 31, 2011 – 8.68%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

	Credit Quality		June 30, 2012	December 31, 2011
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	406,549	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	973	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 6)	Other internal metrics	Performing	13,931	10,200

			421,453	421,357

Segment Reporting	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
4.	Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2012			2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	67,602	28,752	96,354	65,885	26,362	92,247
Voyage expenses	30	212	242	61	624	685
Vessel operating expenses	10,717	9,387	20,104	13,145	10,243	23,388
Depreciation and amortization	17,309	7,364	24,673	15,081	7,090	22,171
General and administrative (1)	4,099	2,407	6,506	3,941	2,594	6,535

Income from vessel operations	35,447	9,382	44,829	33,657	5,811	39,468

	Six Months Ended June 30,
	2012			2011
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$

Voyage revenues	138,336	57,234	195,570	131,678	53,788	185,466
Voyage expenses	66	519	585	70	985	1,055
Vessel operating expenses	21,529	19,106	40,635	24,222	19,973	44,195
Depreciation and amortization	34,547	14,759	49,306	30,205	14,315	44,520
General and administrative (1)	8,626	4,996	13,622	7,265	5,596	12,861

Income from vessel operations	73,568	17,854	91,422	69,916	12,919	82,835

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30,	December 31,
	2012	2011
	$	$
Total assets of the liquefied gas segment	3,103,704	2,911,659
Total assets of the conventional tanker segment	531,581	546,155
Unallocated:
Cash and cash equivalents	114,916	93,627
Accounts receivable and prepaid expenses	15,783	18,837
Advances to affiliates	24,362	11,922

Consolidated total assets	3,790,346	3,582,200

Vessel Charters	6 Months Ended
Jun. 30, 2012
Vessel Charters [Abstract]
Vessel Charters
5.	Vessel Charters

The minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2012, for the Partnership’s vessels chartered-in and vessels chartered-out are as follows:

	Remainder
	of 2012	2013	2014	2015	2016
Vessel Charters(1)	$	$	$	$	$
Charters-in – capital leases (2)(3)(4)(5)	59,409	100,443	55,728	27,593	27,551

Charters-out – operating leases (6)	175,639	348,415	348,415	345,272	321,195
Charters-out – direct financing leases (3)	19,265	38,530	38,530	38,530	38,530

	194,904	386,945	386,945	383,802	359,725

(1)	The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The joint venture is a party to operating leases whereby it is leasing the Tangguh Hiri and the Tangguh Sago LNG carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 6 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011.
(2)	As at June 30, 2012 and December 31, 2011, the Partnership had $475.8 million and $476.1 million, respectively, of cash which, including any interest earned on such amounts, are restricted to being used for charter hire payments of certain vessels chartered-in under capital leases. The Partnership also maintains restricted cash deposits relating to certain term loans and to amounts received from the charterer to be used only for dry-docking expenditures and emergency repairs, which cash totaled $50.9 million and $19.5 million as at June 30, 2012 and December 31, 2011, respectively.

(3)	As described in Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011, the Partnership has leasing arrangements relating to five of its LNG carriers (three through Teekay Nakilat Corporation (or the RasGas II LNG Carriers) and two through the Teekay Tangguh Joint Venture, in which the Partnership owns 70% and 69% ownership interests, respectively). Under these arrangements, the Partnership is the lessee and the lessors claim tax depreciation on the capital expenditures they incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, and ends in 2033 for two vessels and 2041 for three vessels. Although there is no maximum potential amount of future payments, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Partnership’s carrying amount of the tax indemnification guarantees as at June 30, 2012 was $25.4 million (December 31, 2011 – $26.0 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(4)	Excludes estimated charter hire payments of $908.0 million for the period from 2017 to 2037.
(5)	As at June 30, 2012, the Partnership was a party to capital leases on five Suezmax tankers. Under the terms of the lease arrangements the Partnership is required to purchase these vessels after the end of their respective lease terms in 2012 to 2017 for a fixed price and the lessor has the option to sell these vessels to the Partnership any time after 2012 during the remaining lease terms. The table above is based on the remaining terms of the leases assuming the lessor does not exercise its option to sell the vessels to the Partnership. However, the present value of these leases are classified as current liabilities in the Partnership’s consolidated balance sheets.
(6)	Minimum scheduled future operating lease revenues do not include revenue generated from new contracts entered into after June 30, 2012, revenue from unexercised option periods of contracts that existed on June 30, 2012, or variable or contingent revenues. Therefore, the minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues that may be recognized for any of the years.

Advances to Joint Venture Partners	6 Months Ended
Jun. 30, 2012
Advances to Joint Venture Partners [Abstract]
Advances to Joint Venture Partner
6.	Advances to Joint Venture Partner

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture and, as of June 30, 2012 and December 31, 2011 the Teekay Tangguh Joint Venture has advances of $13.9 million and $10.2 million, respectively, to the Partnership’s joint venture partner, BLT LNG Tangguh Corporation, and its parent company, PT Berlian Laju Tanker. The advances are comprised of a $3.6 million promissory note due on demand and bearing interest at a fixed-rate of 8.0%. The remaining amount of the advance is non-interest bearing.

In March 2012, PT Berlian Laju Tanker filed for bankruptcy protection in order to restructure its debts. The Partnership believes the advances to the joint venture partner and its parent are still collectible given that the expected cash flows anticipated to be generated by the Teekay Tangguh Joint Venture can be used to repay the advances.

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt

	June 30,	December 31,
	2012	2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	190,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	116,594	120,796
U.S. Dollar-denominated Term Loan due through 2019	334,310	346,768
U.S. Dollar-denominated Term Loan due through 2021	315,802	321,337
U.S. Dollar-denominated Term Loan due through 2021	111,877	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	117,475	—
Euro-denominated Term Loans due through 2023	334,312	348,906

Total	1,533,652	1,315,231
Less current portion	85,138	84,722

Total	1,448,514	1,230,509

As at June 30, 2012, the Partnership had three long-term revolving credit facilities available, which, as at such date, provided for aggregate borrowings of up to $478.0 million, of which $288.0 million was undrawn. Interest payments are based on LIBOR plus margins. The amount available under the revolving credit facilities reduces by $16.5 million (remainder of 2012), $33.7 million (2013), $34.5 million (2014), $84.1 million (2015), $27.3 million (2016) and $281.9 million (thereafter). All the revolving credit facilities may be used by the Partnership to fund general corporate purposes and cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

At June 30, 2012, the Partnership had a U.S Dollar-denominated term loan outstanding in the amount of $116.6 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly payments and a bullet repayment of approximately $50.7 million due at maturity in 2018. This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security and is guaranteed by the Partnership.

The Partnership owns a 70% interest in Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture), a consolidated entity of the Partnership. The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2012, totaled $334.3 million, of which $166.1 million bears interest at a fixed-rate of 5.39% and requires quarterly payments. The remaining $168.2 million bears interest based on LIBOR plus 0.68% and will require bullet repayments of approximately $56.0 million per each of three vessels due at maturity in 2018 and 2019. The term loan is collateralized by first-priority mortgages on the three vessels, together with certain other related security and certain guarantees from the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture, a consolidated entity of the Partnership. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2012, totaled $315.8 million. Interest payments on the loan are based on LIBOR plus margins. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche reduces in quarterly payments while the other tranche correspondingly is drawn up with a final $95.0 million bullet payment per each of two vessels due in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

At June 30, 2012, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $111.9 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20 million bullet payment per each of two vessels due 12 years and six months from each vessel delivery date. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.

The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated demand loan outstanding owing to Qatar Gas Transport Company Ltd. (Nakilat), which, as at June 30, 2012, totaled $13.3 million. Interest payments on this loan, which are based on a fixed interest rate of 4.84%, commenced in February 2008. The loan is repayable on demand no earlier than February 27, 2027.

On May 3, 2012, the Partnership issued Norwegian Kroner (or NOK) 700 million of senior unsecured bonds that mature in May 2017 in the Norwegian bond market. As at June 30, 2012, the carrying amount of the bonds was $117.5 million. The Partnership is applying to list the bonds on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. The Partnership entered into a cross currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88% (see Note 10), and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million.

The Partnership has two Euro-denominated term loans outstanding, which as at June 30, 2012 totaled 264.1 million Euros ($334.3 million). Interest payments are based on EURIBOR plus a margin, which margins ranged from 0.60% to 2.25% as of June 30, 2012. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at June 30, 2012 and December 31, 2011 was 2.38% and 2.30%, respectively. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 10). At June 30, 2012, the margins on the Partnership’s outstanding revolving credit facilities and term loans ranged from 0.30% to 2.75%.

All Euro-denominated term loans and Norwegian Kroner-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s Norwegian Kroner-denominated bonds, the Partnership’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Partnership’s cross currency swap, the Partnership incurred foreign exchange gains (losses) of $13.9 million and ($8.9) million, and $4.3 million and ($29.9) million, of which these amounts were primarily unrealized, for the three months ended June 30, 2012 and 2011 and the six months ended June 30, 2012 and 2011, respectively.

The aggregate annual long-term debt principal repayments required subsequent to June 30, 2012 are $42.4 million (remainder of 2012), $85.9 million (2013), $87.5 million (2014), $144.2 million (2015), $91.0 million (2016) and $1,082.7 million (thereafter).

Certain loan agreements require that (a) the Partnership maintains minimum levels of tangible net worth and aggregate liquidity, (b) the Partnership maintains certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, (c) the Partnership not exceed a maximum level of leverage, and (d) one of the Partnership’s subsidiaries maintains restricted cash deposits. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at June 30, 2012, the Partnership and its affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and term loans.

Income Tax	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Income Tax
8.	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	(330)	(210)	(619)	(619)
Deferred	198	91	748	(336)

Income tax (expense) recovery	(132)	(119)	129	(955)

As of December 31, 2011, the Partnership had unrecognized tax benefits of 4.2 million Euros (approximately $5.5 million) relating to a re-investment tax credit in connection to a 2005 annual tax filing. The Partnership received this tax credit refund in 2008; however, the relevant tax authorities had challenged the eligibility of the re-investment tax credit and, as a result, the Partnership believed the more-likely-than-not threshold was not met and recognized a liability of 3.4 million Euros (approximately $4.7 million) in 2009. During 2012, the Central Administrative Court accepted the Partnership’s claim on its re-investment tax credit and as a result, the Partnership has recognized this tax benefit in equity as the original vessel sale transaction was a related party transaction reflected in equity.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

a) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit (or the Kenai LNG Carriers), are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, crew training, advisory, business development, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30, 2012 $	June 30, 2011 $	June 30, 2012 $	June 30, 2011 $
Revenues (1)	9,592	8,441	19,183	17,786
Vessel operating expenses (2)	8,029	8,506	17,011	16,079
General and administrative (3) (4) (5)	4,737	4,492	9,793	8,754

(1)	Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years, (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(2)	Teekay Corporation’s crew salaries and training.
(3)	Teekay Corporation’s administrative, advisory, business development, technical and strategic management fees.
(4)	Includes $0.2 million and $0.4 million, and $0.7 million and $0.6 million of costs incurred by the General Partner during the three months ended June 30, 2012 and 2011 and the six months ended June 30, 2012 and 2011, respectively.
(5)	Amounts are net of nil and $0.3 million, and $0.2 million and $0.5 million for the three months ended June 30, 2012 and 2011, and the six months ended June 30, 2012 and 2011, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.

b) At December 31, 2011, crewing and manning costs of $4.1 million were payable to affiliates and were included as part of accounts payable and accrued liabilities in the Partnership’s consolidated balance sheets. In addition, as at June 30, 2012 and December 31, 2011, non-interest bearing advances to affiliates totaled $24.4 million and $11.9 million, respectively, and non-interest bearing advances from affiliates totaled $27.3 million and $17.4 million, respectively. These advances are unsecured and have no fixed repayment terms.

c) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The remaining term of the time-charter contract is 13 years, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts payable to or receivable from Teekay Corporation are recognized at the end of each year (see Note 10).

d) In December 2007, a consortium in which Teekay Corporation had a 33% ownership interest agreed to charter four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers) for a period of 20 years to Angola LNG Supply Services LLC. The consortium entered into agreements to construct the four LNG carriers at a total cost of $906.2 million (of which Teekay Corporation’s 33% portion was $299.0 million), excluding capitalized interest. The vessels are chartered at fixed rates, with inflation adjustments, which began upon delivery of the vessels. In March 2011, the Partnership agreed to acquire Teekay Corporation’s 33% ownership interest in these vessels and related charter contracts upon delivery of each vessel.

Three of the four Angola LNG Carriers delivered during August to October 2011 and commenced their 20-year, fixed-rate charters to Angola LNG Supply Services. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in these three vessels and related charter contracts for a total equity purchase price of $57.3 million (net of assumed debt of $193.8 million). In January 2012, the remaining Angola LNG Carrier delivered and commenced its 20-year, fixed-rate charter. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in this vessel and related charter contract for a total equity purchase price of $19.1 million (net of assumed debt of $64.8 million). The excess of the purchase price over the book value of the assets of $15.9 million was accounted for as an equity distribution to Teekay Corporation. The Partnership’s investments in the Angola LNG Carriers are accounted for using the equity method.

e) In February 2012, the Partnership incurred a $7.0 million charge relating to a one-time fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 52% interest in six LNG carriers (see Note 13). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

Derivative Instruments	6 Months Ended
Jun. 30, 2012
Derivative Instruments [Abstract]
Derivative Instruments
10.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012 the Partnership entered into a cross currency swap and pursuant to this swap the Partnership receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swap exchanges a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swap is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s Norwegian Kroner-denominated bond due in 2017 and to economically hedge the interest rate exposure. The Partnership has not designated, for accounting purposes, this cross currency swap as a cash flow hedge of its Norwegian Kroner-denominated bond due in 2017. As at June 30, 2012, the Partnership was committed to the following cross currency swap:

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	Liability	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(10,220)	4.8

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at June 30, 2012, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	417,666	(130,811)	24.6	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	206,696	(60,618)	6.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(19,111)	6.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,414)	4.5	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	212,500	(59,119)	16.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,666	166,527	24.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	334,312	(35,156)	12.0	3.1

			(159,702)

(1)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2012, ranged from 0.30% to 2.75% (see Note 7).
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($88.8 million) by the maturity dates of the swap agreements.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivative

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative at June 30, 2012 was a liability of $0.3 million (December 31, 2011 – liability of $0.6 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Interest rate swap agreements	4,276	16,180	146,071	(10,672)	(46,659)	(268,898)
Cross currency swap agreement	49	221	—	—	—	(10,490)
Toledo Spirit time-charter derivative	—	—	—	—	—	(300)

	4,325	16,401	146,071	(10,672)	(46,659)	(279,688)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Realized and unrealized (losses) gains relating to interest rate swap agreements and Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income (loss). The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2012			2011
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,284)	(8,855)	(18,139)	(10,046)	(16,430)	(26,476)
Toledo Spirit time-charter derivative	(6)	—	(6)	(53)	(800)	(853)

	(9,290)	(8,855)	(18,145)	(10,099)	(17,230)	(27,329)

	Six Months Ended June 30,
	2012			2011
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(18,363)	(15,947)	(34,310)	(20,283)	3,376	(16,907)
Toledo Spirit time-charter derivative	(38)	300	262	(53)	400	347

	(18,401)	(15,647)	(34,048)	(20,336)	3,776	(16,560)

Realized and unrealized gains (losses) of the cross currency swap are recognized in earnings and reported in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income (loss). For the three and six months ended June 30, 2012, unrealized losses of ($10.3) million and realized gains of $48,000 were recognized in earnings.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

a) The Partnership consolidates certain variable interest entities (or VIEs) within its consolidated financial statements. In general, a VIE is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In July 2008, subsidiaries of Teekay Corporation (or the Skaugen Multigas Subsidiaries) signed contracts for the purchase of two multigas carriers from I.M. Skaugen ASA (or Skaugen). The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels. Each vessel commenced service under 15-year, fixed-rate charters to Skaugen upon delivery. Subsequent to July 2008 and prior to the delivery of the vessels in June and October 2011, the Partnership consolidated the Skaugen Multigas Subsidiaries as they were VIEs and the Partnership was the primary beneficiary during this period. The Partnership acquired 100% of the shares of the two Skaugen Multigas Subsidiaries on June 15, 2011 and October 17, 2011, respectively, for a purchase price of $55.3 million and $59.2 million, respectively.

b) As described in Note 5, the Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that the Teekay Nakilat Joint Venture enter into negotiations to terminate the RasGas II Leases. The Teekay Nakilat Joint Venture has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision, regarding a similar financial lease of an LNG carrier, that ruled in favor of the taxpayer. However, the HMRC is appealing that decision. If the HMRC were able to successfully challenge the RasGas II Leases, the Teekay Nakilat Joint Venture could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Partnership estimates its 70% share of the potential exposure to be approximately $46 million.

Total Capital and Net Income (Loss) Per Unit	6 Months Ended
Jun. 30, 2012
Total Capital and Net Income (Loss) Per Unit [Abstract]
Total Capital and Net Income (Loss) Per Unit
12.	Total Capital and Net Income (Loss) Per Unit

At June 30, 2012, 61.1% of the Partnership’s common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by a subsidiary of Teekay Corporation.

Net Income (Loss) Per Unit

Net income (loss) per unit is determined by dividing net income (loss), after deducting the non-controlling interest and the General Partner’s interest, by the weighted-average number of units outstanding during the period.

The General Partner’s and common unitholders’ interests in net income (loss) are calculated as if all net income (loss) was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income (loss); rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income (loss) is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

During the three and six months ended June 30, 2012 and 2011, cash distributions exceeded $0.4625 per unit and, consequently, the assumed distribution of net income (loss) resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income (loss) for the purposes of the net income (loss) per unit calculation. For more information on the increasing percentages to calculate the General Partner’s interest in net income (loss), please refer to the Partnership’s Annual Report on Form 20-F.

Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.

Equity Method Investments	6 Months Ended
Jun. 30, 2012
Equity Method Investments [Abstract]
Equity Method Investments
13.	Equity Method Investments

On February 28, 2012, a joint venture between the Partnership and Marubeni Corporation (or Teekay LNG-Marubeni Joint Venture) acquired a 100% interest in six LNG carriers (or the MALT LNG Carriers) from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from secured loan facilities and $266 million from equity contributions from the Partnership and Marubeni Corporation. The Partnership has agreed to guarantee its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and as a result, deposited $30 million in a restricted cash account as security for the debt within the Teekay LNG-Marubeni Joint Venture and recorded a guarantee liability of $1.4 million. The carrying value of the guarantee liability as at June 30, 2012, was $1.1 million and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets. The recognition of the guarantee liability in 2012 was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows. The Partnership has a 52% economic interest in the Teekay LNG-Marubeni Joint Venture and consequently its share of the equity contribution was $138.2 million. The Partnership also contributed an additional $5.8 million for its share of legal and financing costs and recorded the $7.0 million acquisition fee paid to Teekay Corporation as part of the investment (see Note 9e). The Partnership financed this equity contribution by borrowing under its existing credit facilities.

This jointly-controlled entity is accounted for using the equity method. The excess of the Partnership’s investment in the Teekay LNG-Marubeni Joint Venture over the book value of net assets acquired, which amounted to approximately $303 million, has been accounted for as an increase to the carrying value of the vessels and out-of-the-money charters of the Teekay LNG-Marubeni Joint Venture, in accordance with the preliminary purchase price allocation.

Adoption of New Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Fair Value Measurement

In January 2012, the Partnership adopted an amendment to Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in Note 3 – Financial Instruments.

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis

		June 30, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1	641,621	641,621	589,261	589,261
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	166,527	166,527	159,603	159,603
Interest rate swap agreements – liabilities	Level 2	(326,229)	(326,229)	(304,066)	(304,066)
Cross currency swap agreement	Level 2	(10,220)	(10,220)	—	—
Other derivative	Level 3	(300)	(300)	(600)	(600)
Other:
Advances to joint venture partner (note 6)	(1)	13,931	(1)	10,200	(1)
Long-term debt (note 7)	Level 2	(1,533,652)	(1,397,849)	(1,315,231)	(1,191,117)

Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)

	Six Months Ended June 30,
	2012	2011
	$	$
Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	262	347
Settlements	38	53

Fair value at end of period	(300)	(9,600)

Summary of the Partnership's loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis

	Credit Quality		June 30, 2012	December 31, 2011
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	406,549	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	973	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 6)	Other internal metrics	Performing	13,931	10,200

			421,453	421,357

Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment reporting information profit (loss)

	Three Months Ended June 30,
	2012			2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	67,602	28,752	96,354	65,885	26,362	92,247
Voyage expenses	30	212	242	61	624	685
Vessel operating expenses	10,717	9,387	20,104	13,145	10,243	23,388
Depreciation and amortization	17,309	7,364	24,673	15,081	7,090	22,171
General and administrative (1)	4,099	2,407	6,506	3,941	2,594	6,535

Income from vessel operations	35,447	9,382	44,829	33,657	5,811	39,468

	Six Months Ended June 30,
	2012			2011
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$

Voyage revenues	138,336	57,234	195,570	131,678	53,788	185,466
Voyage expenses	66	519	585	70	985	1,055
Vessel operating expenses	21,529	19,106	40,635	24,222	19,973	44,195
Depreciation and amortization	34,547	14,759	49,306	30,205	14,315	44,520
General and administrative (1)	8,626	4,996	13,622	7,265	5,596	12,861

Income from vessel operations	73,568	17,854	91,422	69,916	12,919	82,835

Reconciliation of total segment assets

	June 30,	December 31,
	2012	2011
	$	$
Total assets of the liquefied gas segment	3,103,704	2,911,659
Total assets of the conventional tanker segment	531,581	546,155
Unallocated:
Cash and cash equivalents	114,916	93,627
Accounts receivable and prepaid expenses	15,783	18,837
Advances to affiliates	24,362	11,922

Consolidated total assets	3,790,346	3,582,200

Vessel Charters (Tables)	6 Months Ended
Jun. 30, 2012
Vessel Charters [Abstract]
Minimum estimated charter hire payments in the next four fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out

	Remainder
	of 2012	2013	2014	2015	2016
Vessel Charters(1)	$	$	$	$	$
Charters-in – capital leases (2)(3)(4)(5)	59,409	100,443	55,728	27,593	27,551

Charters-out – operating leases (6)	175,639	348,415	348,415	345,272	321,195
Charters-out – direct financing leases (3)	19,265	38,530	38,530	38,530	38,530

	194,904	386,945	386,945	383,802	359,725

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long term debt

	June 30,	December 31,
	2012	2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	190,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	116,594	120,796
U.S. Dollar-denominated Term Loan due through 2019	334,310	346,768
U.S. Dollar-denominated Term Loan due through 2021	315,802	321,337
U.S. Dollar-denominated Term Loan due through 2021	111,877	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	117,475	—
Euro-denominated Term Loans due through 2023	334,312	348,906

Total	1,533,652	1,315,231
Less current portion	85,138	84,722

Total	1,448,514	1,230,509

Income Tax (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Components of Provision for income taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	(330)	(210)	(619)	(619)
Deferred	198	91	748	(336)

Income tax (expense) recovery	(132)	(119)	129	(955)

Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related party transactions excluding expenses allocated to Partnership as a part of results of Dropdown Predecessor

	Three Months Ended		Six Months Ended
	June 30, 2012 $	June 30, 2011 $	June 30, 2012 $	June 30, 2011 $
Revenues (1)	9,592	8,441	19,183	17,786
Vessel operating expenses (2)	8,029	8,506	17,011	16,079
General and administrative (3) (4) (5)	4,737	4,492	9,793	8,754

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments [Abstract]
Summary of cross currency swap agreement

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	Liability	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(10,220)	4.8

Interest rate swap agreements

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	417,666	(130,811)	24.6	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	206,696	(60,618)	6.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(19,111)	6.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,414)	4.5	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	212,500	(59,119)	16.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,666	166,527	24.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	334,312	(35,156)	12.0	3.1

			(159,702)

Location and fair value amounts of derivative instruments

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Interest rate swap agreements	4,276	16,180	146,071	(10,672)	(46,659)	(268,898)
Cross currency swap agreement	49	221	—	—	—	(10,490)
Toledo Spirit time-charter derivative	—	—	—	—	—	(300)

	4,325	16,401	146,071	(10,672)	(46,659)	(279,688)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Gains (losses) for derivative instruments not designated as hedging instruments

	Three Months Ended June 30,
	2012			2011
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,284)	(8,855)	(18,139)	(10,046)	(16,430)	(26,476)
Toledo Spirit time-charter derivative	(6)	—	(6)	(53)	(800)	(853)

	(9,290)	(8,855)	(18,145)	(10,099)	(17,230)	(27,329)

	Six Months Ended June 30,
	2012			2011
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(18,363)	(15,947)	(34,310)	(20,283)	3,376	(16,907)
Toledo Spirit time-charter derivative	(38)	300	262	(53)	400	347

	(18,401)	(15,647)	(34,048)	(20,336)	3,776	(16,560)

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other:
Advances to joint venture partner (note 6)	$ 13,931	$ 10,200
Long-term debt (note 7)	(1,533,652)	(1,315,231)
Carrying Amount Asset (Liability) [Member] | Other [Member]
Other:
Advances to joint venture partner (note 6)	13,931	10,200
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Partnership's financial instruments that are not accounted for at a fair value on a recurring basis
Cash and cash equivalents and restricted cash	641,621	589,261
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 10)
Interest rate swap agreements- assets	166,527	159,603
Swap agreements	(326,229)	(304,066)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Swap agreements	(10,220)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Other [Member]
Other:
Long-term debt (note 7)	(1,533,652)	(1,315,231)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Derivative instruments (note 10)
Other derivative	(300)	(600)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Partnership's financial instruments that are not accounted for at a fair value on a recurring basis
Cash and cash equivalents and restricted cash	641,621	589,261
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 10)
Interest rate swap agreements- assets	166,527	159,603
Swap agreements	(326,229)	(304,066)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Swap agreements	(10,220)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Other [Member]
Other:
Long-term debt (note 7)	(1,397,849)	(1,191,117)
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Derivative instruments (note 10)
Other derivative	$ (300)	$ (600)

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value at beginning of period	$ (600)	$ (10,000)
Realized and unrealized gains included in earnings	262	347
Settlements	38	53
Fair value at end of period	$ (300)	$ (9,600)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Receivables
Total loan receivables and other financing receivables	$ 421,453	$ 421,357
Payment Activity [Member] | Performing [Member]
Class of Financing Receivable
Direct financing leases	406,549	409,541
Other Receivables
Long-term receivable included in other assets	973	786
Advances to joint venture included in investment in and advances to joint ventures		830
Other Internal Metrics [Member] | Performing [Member]
Other Receivables
Advances to joint venture partner (Note 6)	$ 13,931	$ 10,200

Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial Instruments (Details) (Textual) [Abstract]
Average daily tanker rate over the remaining duration of the contract	$ 29,564	$ 29,498
Discount rate over the remaining duration of contract	8.91%	8.68%

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment reporting information profit (loss)
Voyage revenues	$ 96,354	$ 92,247	$ 195,570	$ 185,466
Voyage expenses	242	685	585	1,055
Vessel operating expenses	20,104	23,388	40,635	44,195
Depreciation and amortization	24,673	22,171	49,306	44,520
General and administrative	6,506	6,535	13,622	12,861
Income from vessel operations	44,829	39,468	91,422	82,835
Liquefied Gas Segment [Member]
Segment reporting information profit (loss)
Voyage revenues	67,602	65,885	138,336	131,678
Voyage expenses	30	61	66	70
Vessel operating expenses	10,717	13,145	21,529	24,222
Depreciation and amortization	17,309	15,081	34,547	30,205
General and administrative	4,099	3,941	8,626	7,265
Income from vessel operations	35,447	33,657	73,568	69,916
Conventional Tanker Segment [Member]
Segment reporting information profit (loss)
Voyage revenues	28,752	26,362	57,234	53,788
Voyage expenses	212	624	519	985
Vessel operating expenses	9,387	10,243	19,106	19,973
Depreciation and amortization	7,364	7,090	14,759	14,315
General and administrative	2,407	2,594	4,996	5,596
Income from vessel operations	$ 9,382	$ 5,811	$ 17,854	$ 12,919

Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 114,916	$ 93,627	$ 74,508	$ 81,055
Accounts receivable and prepaid expenses	15,783	18,837
Advances to affiliates	24,362	11,922
Consolidated total assets	3,790,346	3,582,200
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,103,704	2,911,659
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 531,581	$ 546,155

Vessel Charters (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Minimum estimated charter hire payments in the next five fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out
Leases remainder of 2012	$ 194,904
Leases remainder of 2013	386,945
Leases remainder of 2014	386,945
Leases remainder of 2015	383,802
Leases remainder of 2016	359,725
Charters-in [Member]
Minimum estimated charter hire payments in the next five fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out
Capital leases remainder of 2012	59,409
Capital leases 2013	100,443
Capital leases 2014	55,728
Capital leases 2015	27,593
Capital leases 2016	27,551
Charters-out [Member]
Minimum estimated charter hire payments in the next five fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out
Operating leases remainder of 2012	175,639
Operating leases 2013	348,415
Operating leases 2014	348,415
Operating leases 2015	345,272
Operating leases 2016	321,195
Direct financing leases remainder of 2012	19,265
Direct financing leases 2013	38,530
Direct financing leases 2014	38,530
Direct financing leases 2015	38,530
Direct financing leases 2016	$ 38,530

Vessel Charters (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Vessel Charters (Additional Textual) [Abstract]
Restricted cash on deposit	$ 475.8	$ 476.1
Restricted cash deposits relating to certain term loans and dry docking expenditures and emergency	50.9	19.5
Carrying amount of tax indemnification guarantees	25.4	26
Estimated charter hire payments	$ 908
Estimated charter hire payments duration	from 2017 to 2037
Capital leases assets	five Suezmax tankers
Capital Lease Start of Lessors Option to Sell	2012
Lease terms maximum period	2017
Two Vessels [Member]
Vessel Charters (Textual) [Abstract]
Tax indemnification of lease contracts	2033
Three Vessels [Member]
Vessel Charters (Textual) [Abstract]
Tax indemnification of lease contracts	2041
Teekay Tangguh Borrower LLC [Member]
Vessel Charters (Textual) [Abstract]
Partnership interest owned	99.00%
Teekay BLT Corporation [Member]
Vessel Charters (Textual) [Abstract]
Partnership interest owned	70.00%
Teekay Tangguh Joint Venture [Member]
Vessel Charters (Textual) [Abstract]
Partnership interest owned	69.00%	69.00%

Advances to Joint Venture Partners (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advances to Joint Venture Partners (Textual) [Abstract]
Advances to joint venture partner	$ 13,931,000	$ 10,200,000
Advances To Joint Venture Partners (Additional Textual) [Abstract]
Promissory note due on demand	3,600,000
Teekay Tangguh Joint Venture [Member]
Advances to Joint Venture Partners (Textual) [Abstract]
Partnership interest owned	69.00%	69.00%
BLT LNG Tangguh Corporation - PT Berlian Laju Tanker [Member]
Advances to Joint Venture Partners (Textual) [Abstract]
Advances to joint venture partner	$ 13,900,000	$ 10,200,000
Interest on promissory note	8.00%

Long-Term Debt (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] NOK	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Long term debt
Total	$ 1,533,652	$ 1,315,231	$ 190,000	$ 49,274	$ 116,594	$ 120,796	$ 334,310	$ 346,768	$ 315,802	$ 321,337	$ 111,877	$ 114,868	$ 13,282	$ 13,282	$ 117,475	700,000	$ 334,312	€ 264,100	$ 348,906
Less current portion	85,138	84,722
Total	$ 1,448,514	$ 1,230,509

Long-Term Debt (Details Textual)	3 Months Ended		6 Months Ended							6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($) CreditFacility	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($) Vessel CreditFacility	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Teekay Tangguh Joint Venture [Member]	Jun. 30, 2012 Teekay Nakilat Corporation [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] Vessel	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] NOK	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] NOK	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($) Vessel	Jun. 30, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Long-Term Debt (Textual) [Abstract]
Long-term debt (note 7)	$ 1,533,652,000		$ 1,533,652,000		$ 1,315,231,000					$ 315,802,000	$ 321,337,000	$ 111,877,000	$ 114,868,000		$ 334,310,000	$ 346,768,000	$ 116,594,000	$ 120,796,000	$ 13,282,000	$ 13,282,000	$ 117,475,000	700,000,000			$ 334,312,000		$ 334,312,000		€ 264,100,000	$ 348,906,000
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate															166,100,000
Fixed interest rate on the portion of US Dollar-denominated Term Loans and Demand Loans outstanding															5.39%				4.84%
Frequency of paying U.S. Dollar-denominated Term Loans															Quarterly payments		Quarterly payments
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate															168,200,000
Bullet Repayments of term loan per vessel										95,000,000		20,000,000			56,000,000		50,700,000
Partnership interest owned						69.00%	70.00%
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility										0.30%		0.30%		0.30%
Marginal rate added to LIBOR for interest paid on second tranche under the loan facility										0.63%		0.70%		0.63%
Interest payments are based on NIBOR plus a margin																					5.25%	5.25%
Fixed interest payment on cross currency rate swap																							6.88%	6.88%
Principal locked transfer amount																							125,000,000	700,000,000
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range minimum																											0.60%
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range maximum																											2.25%
Borrowings provided under revolving credit facility	478,000,000		478,000,000
Margins on outstanding long term debt								2.75%	0.30%
Interest Rate on LIBOR															LIBOR plus 0.68%		LIBOR plus 2.75%
Foreign exchange gain (loss)	13,927,000	(8,859,000)	4,259,000	(29,892,000)																					(13,900,000)	(8,900,000)	4,300,000	(29,900,000)
Number of vessels			0							2		2		0	3		5										2
Bullet payment per vessel due (in years)										2021		12 years and six months		2021
Additional Long Term Debt (Textual) [Abstract]
Available long term revolving credit facilities	3		3
Undrawn amount of revolving credit facility	288,000,000		288,000,000
Amount reduced under revolving credit facilities, 2012	16,500,000		16,500,000
Amount reduced under revolving credit facilities, 2013	33,700,000		33,700,000
Amount reduced under revolving credit facilities, 2014	34,500,000		34,500,000
Amount reduced under revolving credit facilities, 2015	84,100,000		84,100,000
Amount reduced under revolving credit facilities, 2016	27,300,000		27,300,000
Amount reduced under revolving credit facilities, thereafter	281,900,000		281,900,000
Months required to repay all borrowings			12 months
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.38%		2.38%		2.30%
Aggregate annual long-term debt principal repayments, 2012	42,400,000		42,400,000
Aggregate annual long-term debt principal repayments, 2013	85,900,000		85,900,000
Aggregate annual long-term debt principal repayments, 2014	87,500,000		87,500,000
Aggregate annual long-term debt principal repayments, 2015	144,200,000		144,200,000
Aggregate annual long-term debt principal repayments, 2016	91,000,000		91,000,000
Aggregate annual long-term debt principal repayments, thereafter	1,082,700,000		1,082,700,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	$ 50,000,000		$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash or cash equivalents			5.00%

Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Components of provision for income taxes
Current	$ (330)	$ (210)	$ (619)	$ (619)
Deferred	198	91	748	(336)
Income tax (expense) recovery	$ (132)	$ (119)	$ 129	$ (955)

Income Tax (Details Textual) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)
Income Tax (Textual) [Abstract]
Unrecognized Tax Benefits	$ 5.5	€ 4.2
Recognized Tax liability			$ 4.7	€ 3.4

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Voyage revenues	$ 96,354	$ 92,247	$ 195,570	$ 185,466
Vessel operating expenses	20,104	23,388	40,635	44,195
General and administrative	6,506	6,535	13,622	12,861
Affiliated Entity [Member]
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Voyage revenues	9,592	8,441	19,183	17,786
Vessel operating expenses	8,029	8,506	17,011	16,079
General and administrative	$ 4,737	$ 4,492	$ 9,793	$ 8,754

Related Party Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended
	Feb. 28, 2012 Carriers	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2007 m3	Dec. 31, 2011	Jun. 30, 2012 Teekay Corporation [Member]	Mar. 31, 2009 Subsidiaries [Member]	Jun. 30, 2012 Subsidiaries [Member]	Jun. 30, 2012 Toledo Spirit [Member]	Dec. 31, 2011 Related Party [Member]	Jun. 30, 2012 Angola Joint Venture [Member]	Dec. 31, 2007 Angola Joint Venture [Member] Building
Related Party Transactions (Textual) [Abstract]
Time period for fixed-rate time-charters contract										10 years
Additional time period for fixed-rate time-charters contract										15 years
Payment received by Partnership for right to provide management services									$ 3,000,000
Crewing and manning costs payables to the subsidiaries of Teekay Corporation												4,100,000
Carriers Volume						160,400
Remaining term of the time-charter contract											13 years
Debt assumed by acquiring company related to carriers													64,800,000
Fixed rate time charters service period for project														20 years
Percentage of TeeKay Corp Ownership Acquired													33.00%
Sale price of vessels and charter sold during the period by parent													57,300,000
Number of new building chartered .														4
Cost to construct carriers														906,200,000
Sale price of remaining vessels sold during the period by parent													19,100,000
Debt assumed by acquiring company													193,800,000
Portion of cost to construct carriers belong to parent														299,000,000
Excess of the purchase price over the book value of the assets								15,900,000
Related Party Transaction (Additional Textual) [Abstract]
Reimbursement for costs incurred by General Partner		200,000	400,000	700,000	600,000
General and administrative costs incurred by the Partnership		0	300,000	200,000	500,000
Non-interest bearing advances to affiliates		24,362,000		24,362,000			11,922,000
Non-interest bearing advances from affiliates		27,288,000		27,288,000			17,400,000
One-time fee to Teekay Corporation for its support in the Partnership's successful acquisition	$ 7,000,000
Acquisition percent of interest in LNG carriers	52.00%
Number of LNG carriers	6

Derivative Instruments (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] NOK
Summary of cross currency swap agreement
Principal Amount		$ 125,000	700,000
Interest Rate Index		NIBOR	NIBOR
Floating rate receivable, margin		5.25%	5.25%
Fixed interest payment on cross currency rate swap		6.88%	6.88%
Fair Value	$ (159,702)	$ (10,220)
Weighted-Average Remaining Term (Years)		4.8	4.8

Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Interest rate swap agreements
Fair Value/ Carrying Amount Of Assets (Liability)	$ (159,702)
United states dollar-denominated interest rate swaps 1 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	417,666
Fair Value/ Carrying Amount Of Assets (Liability)	(130,811)
Weighted-Average Remaining Term (Years)	24 years 7 months 6 days
Fixed Interest Rate (%) (1)	4.90%
United states dollar denominated interest rate swaps 2 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	206,696
Fair Value/ Carrying Amount Of Assets (Liability)	(60,618)
Weighted-Average Remaining Term (Years)	6 years 8 months 12 days
Fixed Interest Rate (%) (1)	6.20%
United states dollar denominated interest rate swaps 3 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value/ Carrying Amount Of Assets (Liability)	(19,111)
Weighted-Average Remaining Term (Years)	6 years 2 months 12 days
Fixed Interest Rate (%) (1)	4.90%
United states dollar denominated interest rate swaps 4 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value/ Carrying Amount Of Assets (Liability)	(21,414)
Weighted-Average Remaining Term (Years)	4 years 6 months
Fixed Interest Rate (%) (1)	5.30%
United states dollar denominated interest rate swaps 5 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	212,500
Fair Value/ Carrying Amount Of Assets (Liability)	(59,119)
Weighted-Average Remaining Term (Years)	16 years 6 months
Fixed Interest Rate (%) (1)	5.20%
United states dollar denominated interest rate swaps 6 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	469,666
Fair Value/ Carrying Amount Of Assets (Liability)	166,527
Weighted-Average Remaining Term (Years)	24 years 7 months 6 days
Fixed Interest Rate (%) (1)	4.80%
Euro denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	EURIBOR
Principal Amount	334,312
Fair Value/ Carrying Amount Of Assets (Liability)	$ (35,156)
Weighted-Average Remaining Term (Years)	12 years
Fixed Interest Rate (%) (1)	3.10%

Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair value amount of derivative instrument
Accounts receivable	$ 4,325	$ 4,344
Current portion of derivative assets	16,401	15,608
Derivative assets	146,071	139,651
Accrued liabilities	(10,672)	(11,448)
Current portion of derivative liabilities	(46,659)	(43,973)
Derivative Liabilities	(279,688)	(249,245)
Interest Rate Swap Agreement [Member]
Fair value amount of derivative instrument
Accounts receivable	4,276	4,344
Current portion of derivative assets	16,180	15,608
Derivative assets	146,071	139,651
Accrued liabilities	(10,672)	(11,448)
Current portion of derivative liabilities	(46,659)	(43,973)
Derivative Liabilities	(268,898)	(248,645)
Cross currency swap agreement [Member]
Fair value amount of derivative instrument
Accounts receivable	49
Current portion of derivative assets	221
Derivative Liabilities	(10,490)
Toledo Spirit Time Charter Derivative [Member]
Fair value amount of derivative instrument
Derivative Liabilities	$ (300)	$ (600)

Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	$ (9,290)	$ (10,099)	$ (18,401)	$ (20,336)
Unrealized gains (losses) on derivative instruments	(8,855)	(17,230)	(15,647)	3,776
Gain (loss) on derivative instruments, net	(18,145)	(27,329)	(34,048)	(16,560)
Interest Rate Swap Agreement [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(9,284)	(10,046)	(18,363)	(20,283)
Unrealized gains (losses) on derivative instruments	(8,855)	(16,430)	(15,947)	3,376
Gain (loss) on derivative instruments, net	(18,139)	(26,476)	(34,310)	(16,907)
Toledo Spirit Time Charter Derivative [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(6)	(53)	(38)	(53)
Unrealized gains (losses) on derivative instruments		(800)	300	400
Gain (loss) on derivative instruments, net	$ (6)	$ (853)	$ 262	$ 347

Derivative Instruments (Details Textual)	3 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Derivatives Instruments (Textual) [Abstract]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 88,800,000	$ 88,800,000	€ 70,100,000
Derivative Fair value Liabilities, net	300,000	300,000		600,000
Realized gains recognized in earnings in foreign currency exchange	48,000	48,000
Unrealized losses recognized in earnings from cross currency swaps	$ (10,300,000)	$ (10,300,000)

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2012 Carriers	Oct. 17, 2011	Jun. 15, 2011	Jun. 30, 2012 Teekay Nakilat [Member]	Dec. 31, 2008 Skaugen Multigas Subsidiary [Member]	Jun. 30, 2012 Skaugen Multigas Subsidiary [Member]
Commitments and Contingencies (Textual) [Abstract]
Fixed-rate charter period					15 years
Percentage of ownership interest held by Partnership				70.00%
Percentage of ownership acquired						100.00%
Commitments and Contingencies (Additional Textual) [Abstract]
Number of multigas carriers to be purchased under contract	2
Purchase price of variable interest entity		$ 59.2	$ 55.3
Period under capital lease arrangement	30 years
Tax exposure loss	$ 46

Total Capital and Net Income (Loss) Per Unit (Details Textual)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Total Capital and Net Income Per Unit (Textual) [Abstract]
Units held by public	61.10%
General partners proportionate contribution	2.00%
Exceeded cash distribution per unit	0.4625	0.4625

Equity Method Investments (Details Textual) (USD $)	Jun. 30, 2012	Feb. 28, 2012 Carriers	Dec. 31, 2011	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2012 Teekay LNG Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG Marubeni Joint Venture [Member]	Jun. 30, 2012 Teekay LNG Marubeni Joint Venture [Member] Secured Loan Facility [Member]
Equity Method Investments (Textual) [Abstract]
Percentage of ownership in LNG carriers				52.00%		100.00%
Joint Venture amount				$ 138,200,000		$ 1,300,000,000
Number of LNG carriers		6
Financed amount by secured loan facilities							1,060,000,000
Financed amount through equity contributions					266,000,000
Percentage of secured debt guaranteed by the Partnership							52.00%
Restricted cash deposits relating to certain term loans	526,705,000		495,634,000				30,000,000
Guarantee of debt							1,400,000
Carrying value of guarantee liability					1,100,000
Additional share of legal and financing costs				5,800,000
Book value of net assets acquired				303,000,000
Acquisition fee paid				$ 7,000,000